UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3105

Oppenheimer Capital Appreciation Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 11/28/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS November 28, 2014* Unaudited

	Shares	Value
Common Stocks—99.0%
Consumer Discretionary—20.7%
Auto Components—0.7%
Magna International, Inc.	362,990	$39,075,873

Hotels, Restaurants & Leisure—1.8%
Chipotle Mexican Grill, Inc., Cl. A1	85,240	56,566,969
Wynn Resorts Ltd.	214,580	38,326,134
		94,893,103

Household Durables—1.2%
Harman International Industries, Inc.	579,680	62,912,670

Internet & Catalog Retail—1.6%
Amazon.com, Inc.[1]	44,250	14,984,820
Priceline Group, Inc. (The)[1]	11,440	13,272,574
TripAdvisor, Inc.[1]	771,210	56,799,616
		85,057,010

Media—5.4%
Time Warner, Inc.	1,321,269	112,466,417
Twenty-First Century Fox, Inc., Cl. B	3,951,630	139,729,637
Walt Disney Co. (The)	401,044	37,100,580
		289,296,634

Multiline Retail—2.0%
Macy’s, Inc.	1,660,770	107,800,581

Specialty Retail—3.9%
Tiffany & Co.	827,238	89,275,525
TJX Cos., Inc. (The)	1,856,892	122,851,975
		212,127,500

Textiles, Apparel & Luxury Goods—4.1%
NIKE, Inc., Cl. B	463,096	45,980,802
Ralph Lauren Corp., Cl. A	242,200	44,782,780
VF Corp.	1,719,940	129,287,890
		220,051,472

Consumer Staples—7.6%
Beverages—2.0%
Brown-Forman Corp., Cl. B	504,110	48,923,875
SABMiller plc	1,044,930	58,095,942
		107,019,817

	Shares	Value
Food & Staples Retailing—4.5%
Costco Wholesale Corp.	930,235	$132,204,998
CVS Health Corp.	1,162,760	106,229,754
		238,434,752

Food Products—1.1%
Hershey Co. (The)	593,520	59,518,186

Energy—2.1%
Energy Equipment & Services—0.9%
Cameron International Corp.[1]	546,316	28,015,084
Halliburton Co.	526,690	22,226,318
		50,241,402

Oil, Gas & Consumable Fuels—1.2%
Antero Resources Corp.[1]	247,670	11,620,677
Cimarex Energy Co.	102,120	10,717,494
EOG Resources, Inc.	302,970	26,273,558
Pioneer Natural Resources Co.	110,190	15,782,514
		64,394,243

Financials—4.8%
Capital Markets—3.1%
Ameriprise Financial, Inc.	249,080	32,821,272
Charles Schwab Corp. (The)	3,041,170	86,125,934
Invesco Ltd.	1,109,750	44,789,510
		163,736,716

Consumer Finance—1.0%
Discover Financial Services	843,010	55,259,305

Insurance—0.7%
Aon plc	379,820	35,129,552

Health Care—22.9%
Biotechnology—11.4%
Biogen Idec, Inc.[1]	717,260	220,693,729
Celgene Corp.[1]	1,475,972	167,803,257
Gilead Sciences, Inc.[1]	2,066,860	207,347,395

1 OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Biotechnology (Continued)
Vertex Pharmaceuticals, Inc.[1]	131,220	$15,468,214
		611,312,595

Life Sciences Tools & Services—1.7%
Illumina, Inc.[1]	362,550	69,207,170
Thermo Fisher Scientific, Inc.	187,690	24,266,440
		93,473,610

Pharmaceuticals—9.8%
Actavis plc[1]	713,370	193,045,056
Allergan, Inc.	282,540	60,432,481
Bristol-Myers Squibb Co.	1,438,663	84,953,050
Novo Nordisk AS, Sponsored ADR	333,090	15,142,271
Perrigo Co. plc	413,910	66,304,243
Roche Holding AG	92,111	27,550,658
Valeant Pharmaceuticals International, Inc.[1]	532,725	77,484,851
		524,912,610

Industrials—7.9%
Aerospace & Defense—0.4%
Raytheon Co.	201,540	21,504,318

Airlines—0.7%
Delta Air Lines, Inc.	842,650	39,326,475

Building Products—0.5%
Allegion plc	545,553	29,378,029

Commercial Services & Supplies—1.6%
Cintas Corp.	368,180	26,932,367
Tyco International plc	1,321,220	56,680,338
		83,612,705

Machinery—3.1%
Pall Corp.	697,770	67,062,675
Parker-Hannifin Corp.	665,490	85,868,175
Pentair plc	247,310	16,003,430
		168,934,280

Road & Rail—1.2%
Canadian Pacific Railway Ltd.	321,100	62,023,676

	Shares	Value
Trading Companies & Distributors—0.4%
United Rentals, Inc.[1]	167,510	$18,980,558

Information Technology—30.8%
Communications Equipment—1.3%
Cisco Systems, Inc.	2,630,920	72,718,629

Internet Software & Services—9.0%
Alibaba Group Holding Ltd., Sponsored ADR[1]	289,100	32,275,124
Facebook, Inc., Cl. A1	2,760,650	214,502,505
Google, Inc., Cl. A1	150,907	82,860,016
LinkedIn Corp., Cl. A1	669,645	151,520,574
		481,158,219

IT Services—6.1%
Computer Sciences Corp.	810,970	51,399,279
MasterCard, Inc., Cl. A	1,699,960	148,389,508
Visa, Inc., Cl. A	486,429	125,591,104
		325,379,891

Software—4.3%
Autodesk, Inc.[1]	172,470	10,693,140
Oracle Corp.	1,764,180	74,818,874
ServiceNow, Inc.[1]	634,970	40,612,681
Splunk, Inc.[1]	687,550	46,134,605
Workday, Inc., Cl. A1	682,440	59,406,402
		231,665,702

Technology Hardware, Storage & Peripherals—10.1%
Apple, Inc.	3,047,248	362,409,205
EMC Corp.	3,253,090	98,731,281
Western Digital Corp.	782,090	80,766,434
		541,906,920

Materials—2.2%
Chemicals—2.2%
Dow Chemical Co. (The)	1,138,770	55,423,936
Methanex Corp.	481,760	24,887,721

2 OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Chemicals (Continued)
Sherwin-Williams Co. (The)	154,080	$37,728,029
		118,039,686
Total Common Stocks (Cost $3,800,104,127)		5,309,276,719

Investment Company—1.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.09%[2,3] (Cost $62,461,683)	62,461,683	62,461,683
Total Investments, at Value (Cost $3,862,565,810)	100.2%	5,371,738,402
Net Other Assets (Liabilities)	(0.2)	(11,382,792)
Net Assets	100.0%	$5,360,355,610

Footnotes to Statement of Investments

* November 28, 2014 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. Non-income producing security.

2. Rate shown is the 7-day yield as of November 28, 2014.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended November 28, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares August 29, 2014[a]	Gross Additions	Gross Reductions	Shares November 28, 2014
Oppenheimer Institutional Money Market Fund, Cl. E	58,032,838	258,163,451	253,734,606	62,461,683

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$62,461,683	$15,359

a. August 29, 2014 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

3 OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO STATEMENT OF INVESTMENTS November 28, 2014 Unaudited

1. Organization

Oppenheimer Capital Appreciation Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Quarterly and Annual Periods. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

4 OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

5 OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

6 OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of November 28, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$1,111,214,843	$—	$—	$1,111,214,843
Consumer Staples	346,876,813	58,095,942	—	404,972,755
Energy	114,635,645	—	—	114,635,645
Financials	254,125,573	—	—	254,125,573
Health Care	1,202,148,157	27,550,658	—	1,229,698,815
Industrials	423,760,041	—	—	423,760,041
Information Technology	1,652,829,361	—	—	1,652,829,361
Materials	118,039,686	—	—	118,039,686
Investment Company	62,461,683	—	—	62,461,683

Total Assets	$5,286,091,802	$85,646,600	$—	$5,371,738,402

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

7 OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 28, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$3,863,109,412

Gross unrealized appreciation	$1,548,587,111
Gross unrealized depreciation	(39,958,121)

Net unrealized appreciation	$1,508,628,990

8 OPPENHEIMER CAPITAL APPRECIATION FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/28/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Appreciation Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/8/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/8/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	1/8/2015